Business acquisition West Auriga (Summary of Acquisition Transaction) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended	0 Months Ended
	Dec. 31, 2014	Mar. 21, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Cash	$ 1,796.2
Working capital adjustments	(2.2)
Adjusted purchase price	1,794.0
Goodwill	3.2		0
West Auriga
Business Acquisition [Line Items]
Cash		696.9
Discount note issued		100.0
Working capital adjustments		(330.4)
Adjusted purchase price		466.5
Cash		24.4
Current assets		44.4
Intangible asset - favorable drilling contract		76.2
Drilling unit		1,065.7
Non current assets		76.6
Long term interest bearing debt		(443.1)
Current liabilities		(380.6)
Total identifiable net assets		463.6
Goodwill		2.9
Total		$ 466.5